                                                    Pruco Life Insurance Company
                                                  A Prudential Financial Company
                                                                751 Broad Street
                                                        Newark, New Jersey 07102
                                                       Telephone: 1-888-PRU-2888

Writer's Direct Dial (203) 402-1233

May 3, 2010

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Certification Filing Pursuant to Rule 497(j)
         Registration No. 333-144639
         Investment Company Act No. 811-07325

Dear Sir/Madam:

In accordance with paragraph (j) of Rule 497 of the Securities Act of 1933, we certify that: (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment, and (2) the text of the most recent amendment has been filed electronically.

This certification is in lieu of filing a separate definitive Prospectus and Statement of
Additional Information in connection with the above-referenced registration statement in accordance with Rule 497(c).

Sincerely,

/s/C. Christopher Sprague
C. Christopher Sprague